Per share amounts (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Basic earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ 166,323	$ (204,942)
Weighted average common shares outstanding	395,792,732	395,792,686
Basic earnings (loss) per common share	$ 0.42	$ (0.52)
Diluted earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ 166,323	$ (204,942)
Weighted average common shares outstanding	395,792,732	395,792,686
Dilutive effect of stock options	257,000	0
Weighted average common shares outstanding, assuming dilution	396,050,000	395,793,000
Diluted earnings (loss) per common share	$ 0.42	$ (0.52)